Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS CROCI® International VIP

	Shares	Value ($)
Common Stocks 93.4%
Australia 6.0%
Australia & New Zealand Banking Group Ltd.	76,959	802,722
BHP Group Ltd.	124,819	2,213,087
Boral Ltd.	330,027	412,351
National Australia Bank Ltd.	13,612	138,898
(Cost $5,934,044)		3,567,058
Austria 0.9%
OMV AG (Cost $964,668)	18,954	521,111
Belgium 5.1%
UCB SA (Cost $2,808,817)	35,180	3,050,698
France 11.7%
Arkema SA	5,338	368,897
Atos SE	10,643	716,994
BNP Paribas SA	11,893	358,197
Credit Agricole SA	69,659	505,884
Engie SA	78,360	808,540
Sanofi	37,291	3,253,850
Societe Generale SA	13,068	219,238
Television Francaise 1	97,656	537,287
TOTAL SA	5,242	200,632
(Cost $9,210,857)		6,969,519
Germany 4.8%
Bayer AG (Registered)	6,561	379,577
Beiersdorf AG	19,301	1,961,720
Brenntag AG	14,324	532,369
(Cost $3,424,614)		2,873,666
Hong Kong 0.6%
Yue Yuen Industrial Holdings Ltd. (Cost $669,768)	230,339	352,335
Italy 2.5%
Intesa Sanpaolo SpA	740,488	1,221,006
UniCredit SpA	37,770	295,060
(Cost $2,054,301)		1,516,066
Japan 32.6%
Bridgestone Corp.	75,391	2,312,177
Central Japan Railway Co.	15,474	2,477,269
ITOCHU Corp.	9,300	192,055
KDDI Corp.	33,500	992,842
Nintendo Co., Ltd.	2,400	928,073
Ono Pharmaceutical Co., Ltd.	34,800	784,621
Sekisui House Ltd.	93,833	1,550,481
Shin-Etsu Chemical Co., Ltd.	5,509	544,987
Shionogi & Co., Ltd.	20,100	990,361
Sony Corp.	3,334	198,024
Subaru Corp.	19,457	373,192
Sumitomo Electric Industries Ltd.	110,249	1,155,462
Sumitomo Mitsui Financial Group, Inc.	112,656	2,714,750
Tokyo Electron Ltd.	4,372	821,470
Toyota Industries Corp.	41,532	1,993,115
Toyota Motor Corp.	23,746	1,429,548
(Cost $22,089,484)		19,458,427
Netherlands 3.5%
Randstad NV	29,037	1,016,273
Royal Dutch Shell PLC "A"	59,705	1,052,543
(Cost $3,663,104)		2,068,816
New Zealand 0.3%
Fletcher Building Ltd. (Cost $256,613)	78,214	161,710
Singapore 2.0%
Venture Corp., Ltd. (Cost $1,428,120)	123,483	1,167,930
Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA (Cost $2,307,133)	418,075	1,320,101
Sweden 0.4%
Volvo AB "B" (Cost $349,141)	22,492	269,929
Switzerland 10.6%
Adecco Group AG (Registered)	30,349	1,196,195
LafargeHolcim Ltd. (Registered)*	32,848	1,204,224
Roche Holding AG (Genusschein)	12,047	3,901,743
(Cost $6,836,268)		6,302,162
United Kingdom 10.2%
Barratt Developments PLC	244,177	1,323,983
British American Tobacco PLC	22,959	782,197
International Consolidated Airlines Group SA	161,471	425,933
Persimmon PLC	63,207	1,495,306
Rio Tinto PLC	17,342	793,550
Taylor Wimpey PLC	875,842	1,277,389
(Cost $8,130,136)		6,098,358
Total Common Stocks (Cost $70,127,068)		55,697,886
Preferred Stocks 2.7%
Germany
Henkel AG & Co. KGaA (Cost $2,291,568)	20,100	1,615,545
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (a) (Cost $1,705,933)	1,705,933	1,705,933
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $74,124,569)	98.9	59,019,364
Other Assets and Liabilities, Net	1.1	629,377
Net Assets	100.0	59,648,741

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.32% (a)
226,563	3,232,401	1,753,031	—	—	1,770	—	1,705,933	1,705,933

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

At March 31, 2020 the DWS CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Consumer Discretionary	13,461,012	23%
Health Care	12,360,850	22%
Financials	7,575,856	13%
Industrials	6,110,023	11%
Materials	5,698,806	10%
Consumer Staples	4,359,462	8%
Information Technology	2,706,394	5%
Communication Services	2,458,202	4%
Energy	1,774,286	3%
Utilities	808,540	1%
Total	57,313,431	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,567,058	$—	$3,567,058
Austria	—	521,111	—	521,111
Belgium	—	3,050,698	—	3,050,698
France	—	6,969,519	—	6,969,519
Germany	—	2,873,666	—	2,873,666
Hong Kong	—	352,335	—	352,335
Italy	—	1,516,066	—	1,516,066
Japan	—	19,458,427	—	19,458,427
Netherlands	—	2,068,816	—	2,068,816
New Zealand	—	161,710	—	161,710
Singapore	—	1,167,930	—	1,167,930
Spain	—	1,320,101	—	1,320,101
Sweden	—	269,929	—	269,929
Switzerland	—	6,302,162	—	6,302,162
United Kingdom	—	6,098,358	—	6,098,358
Preferred Stocks	—	1,615,545	—	1,615,545
Short-Term Investments	1,705,933	—	—	1,705,933
Total	$1,705,933	$57,313,431	$—	$59,019,364